Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation [Abstract]
Share-Based Compensation	13. Share-Based Compensation

There has been no material change in the assumptions used to compute the fair value of our equity awards, nor in the method used to account for share-based compensation from those stated in our 2021 Annual Report.

For the six months ended June 30, 2022 and 2021, we recognized share-based compensation expense of approximately $1.5 million and $1.8 million, respectively. Share-based compensation is included in selling, general and administrative expenses in the accompanying condensed, consolidated statements of comprehensive loss. As of June 30, 2022, there was $1.5 million of total unrecognized compensation cost related to all non-vested share-based compensation awards. The cost is expected to be recognized over a weighted-average remaining life of approximately 0.5 years.	14. SHARE-BASED COMPENSATION

For the years ended December 31, 2021 and 2020 we recognized share-based compensation expense of approximately $3.3 million and $1.2 million, respectively. Share-based compensation is included in selling, general, and administrative expenses in our consolidated statements of comprehensive loss. From time to time, we issue fully vested share-based compensation awards to third parties as prepaid retainers for services over a specified period. The cost of these awards is recorded as a prepaid asset and expensed to selling, general and administrative expense over the service period (see Note 4).

As of December 31, 2021, there was $3.0 million of total unrecognized compensation cost related to all non-vested share-based compensation awards. That cost is expected to be recognized over a weighted-average period of approximately 1.0 year.

Stock Incentive Plans

2019 Long-Term Incentive Equity Plan

We adopted a long-term incentive equity plan in August 2019 that provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 12.0 million shares of common stock (the “2019 Plan”). The 2019 Plan provides for benefits in the form of nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2019 Plan become available for reissuance. The plan provides that non-employee directors may not be granted awards that exceed the lesser of 1.0 million shares or $175,000 in value, calculated based on grant-date fair value. In January 2021, the Board amended the 2019 Plan to increase the number of shares of common stock reserved for issuance under the 2019 Plan from 12 million to 27 million shares. At December 31, 2021, 1,897,857 shares of common stock were available for future grants under the 2019 Plan.

2011 Long-Term Incentive Equity Plan

We adopted a long-term incentive equity plan in September 2011 that, as amended in 2014, 2016 and 2017, provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 3.0 million shares of common stock (the “2011 Plan”). The 2011 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2011 Plan become available for reissuance. The plan provides that no participant may be granted awards in excess of 150,000 shares in any calendar year. At December 31, 2021, 61,302 shares of common stock were available for future grants under the 2011 Plan.

2008 Equity Incentive Plan

We adopted an equity incentive plan in August 2008 (the “2008 Plan”). The 2008 Plan provides for the grant of stock-based awards to employees (excluding named executives), directors and consultants, not to exceed 50,000 shares of common stock. The 2008 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2008 Plan become available for reissuance. The plan provides that no participant may be granted awards in excess of 5,000 shares in any calendar year. At December 31, 2021, 20,473 shares of common stock were available for future grants under the 2008 Plan.

Restricted Stock Awards

RSAs are issued as executive and employee incentive compensation and as payment for services to others. The value of the award is based on the closing price of our common stock on the date of grant. RSAs are generally immediately vested.

Restricted Stock Units

RSUs are issued as incentive compensation to executives, employees, and non-employee directors. Each RSU represents a right to one share of our common stock, upon vesting. The RSUs are not entitled to voting rights or dividends, if any, until vested. RSUs generally vest over a one to three year period for employee awards and a one year period for non-employee director awards. The fair value of RSUs is generally based on the closing price of our common stock on the date of grant and is amortized to share-based compensation expense over the estimated life of the award, generally the vesting period.

RSAs and RSUs

The following table presents a summary of RSA and RSU activity under the 2008, 2011, and 2019 Plans (collectively, the “Stock Plans”) as of December 31, 2021 (shares in thousands):

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	187	$0.33
Granted	217	1.34
Vested	(404)	0.87
Forfeited	-	-
Non-vested at end of year	-	$-

The awards granted under the Stock Plans in 2021 were all RSAs awarded to non-employees as compensation in connection with consulting agreements.

The total fair value of RSAs and RSUs vested under the Stock Plans for the year ended December 31, 2021 was approximately $0.6 million.

Stock Options

Stock options are issued as incentive compensation to executives, employees and non-employee directors. Stock options are generally granted with exercise prices at or above fair market value of the underlying shares at the date of grant. The fair value of options granted is estimated using the Black-Scholes option pricing model. Generally, fair value is determined as of the grant date. Options for employees, including executives and non-employee directors, are generally granted under the Stock Plans.

The following table presents a summary of option activity under the Stock Plans for the year ended December 31, 2021 (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	12,240	$0.28
Granted	13,040	0.54
Exercised	(2,029)	0.17
Forfeited/Expired	(36)	11.18
Outstanding at end of year	23,215	0.42	4.2	years	$11,988
Vested at end of year	16,676	$0.37	4.3	years	$9,503

In January 2021, the Board awarded 11.9 million nonqualified stock options to executives and other key employees and an aggregate of 1.1 million nonqualified stock options to non-employee directors under the 2019 Plan. The options are exercisable at $0.54 per share, vest in eight equal quarterly installments commencing March 31, 2021, and expire on January 11, 2026.

The weighted average per share fair value of options granted during the years ended December 31, 2021 and 2020 was $0.46 and $0.27, respectively. The total fair value of option shares vested was $3.4 million and $0.9 million for the year ended December 31, 2021 and 2020, respectively.

The fair value of option grants under the Stock Plans for the years ended December 31, 2021 and 2020, respectively, was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2021	2020
Expected option term [1]	4 years	5 years
Expected volatility factor [2]	141.1%	127.4% to 135.3%
Risk-free interest rate [3]	0.36%	0.33% to 1.63%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding. For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Options by Price Range

The options outstanding at December 31, 2021 under all plans have exercise price ranges, weighted average contractual lives, and weighted average exercise prices as follows (weighted average lives in years and shares in thousands):

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2021	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2021	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.171 - $0.33	9,289	$0.18	4.6	9,289	$0.18	4.6
$0.50 - $0.75	13,553	0.54	4.0	7,014	0.54	4.0
$1.98 - $2.97	373	2.02	2.5	373	2.02	2.5
	23,215	$0.42	4.2	16,676	$0.37	4.3

We issue new shares of our common stock upon exercise of options or vesting of RSUs or RSAs under the Stock Plans. The shares underlying the Stock Plans are registered. Cash received from option exercises for the year ended December 31, 2021, was $0.3 million. We had no option exercises for the year ended December 31, 2020.